Annual Total Returns [BarChart] - Brighthouse/Eaton Vance Floating Rate Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.33%
Annual Return 2012	7.51%
Annual Return 2013	4.13%
Annual Return 2014	1.01%
Annual Return 2015	(0.66%)
Annual Return 2016	9.50%
Annual Return 2017	4.00%
Annual Return 2018	0.56%
Annual Return 2019	7.32%
Annual Return 2020	2.33%